Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Consulting fees, wages and bonus	$1,104,075	$1,429,326